OPERATING SEGMENT - Segment result reconciliation (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 IDR (Rp)
Disclosure of operating segments [line items]
Finance income	Rp 558	$ 39	Rp 800	Rp 1,095
Finance cost	4,394	308	4,602	5,452
Share of loss of long-term investment in associates	(78)	(5)	(246)	(166)
Impairment loss of investments			(763)	(1,172)
PROFIT BEFORE INCOME TAX	43,739	$ 3,070	39,147	38,299
Operating Segments
Disclosure of operating segments [line items]
Total segment results	49,413		43,587	41,254
Loss from other non-operating segments	(1,237)		(627)	(599)
Finance income	558		799	1,092
PROFIT BEFORE INCOME TAX	49,413		43,587	41,254
Adjustment and inter-segment elimination
Disclosure of operating segments [line items]
Adjustment and elimination	(613)		545	1,739
Finance cost	(4,365)		(4,520)	(4,240)
Share of loss of long-term investment in associates	(78)		(246)	(166)
Impairment loss of investments			(763)	(1,172)
IFRS reconciliation	61		372	Rp 391
PROFIT BEFORE INCOME TAX	Rp (5,674)		Rp (4,440)